CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2022
CAPITAL AND RESERVES

18. CAPITAL AND RESERVES

Share capital and share premium

All Common Shares rank equally with regards to the Company’s residual assets. Preference shareholders participate only to the extent of the face value of the shares. The following table is presented in thousands:

	Share Premium		Non-controlling Interests		Non-redeemable Preference Shares
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
In issue at beginning of year	50,753	21,668	-	14,818	-	-
Issued for cash	-	26,475	-	-	-	-
Conversion	-	14,818	-	(14,818)	-	-
Exercise of stock options	663	207	-	-	-	-
Common shares acquired	(8,060)	(12,644)	-	-	-	-
Release of vested common shares from employee benefit trusts	4,886	229	-	-	-	-
Non-controlling interest	-	-	263	-	-	-
In issue at end of year – fully paid	48,242	50,753	263	-	-	-
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	66,000	66,000

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

Share Consolidation and Share Split

On May 26, 2021, the Company consolidated all of its issued and outstanding Common Shares on the basis of one (1) post-consolidation Common Share for each four (4) pre-consolidation Common Shares.

On July 12, 2021, the Company implemented a forward split of all of its issued and outstanding Common Shares on the basis of four (4) post-split Common Shares for each one (1) pre-split Common Share.

Non- controlling interests

On December 2, 2020, the Company completed the Insight Partners investment whereby a wholly owned subsidiary of the Company issued 17.3 million Preferred Units at a price of $1.19 (CAD $1.52) per Preferred Unit. The Company also issued 17.3 million Warrants, each exercisable into one Common Share at a price of $1.48 (CAD $1.9)

On June 28, 2021, all Warrants held by Insight Partners were exercised for an aggregate gross price of $26.6 million (CAD $32.8 million)

On August 3, 2021, Insight Partners was issued an aggregate of 17.3 million Common Shares in the exchange of all of the Preferred Units.

On January 21, 2022, the Company completed the acquisition of 100% of the issued and outstanding equity interests of Expetitle. As part of this transaction, the Company also acquired non-controlling interest of $21 thousand which includes the income/(loss) allocated to non- controlling interest holders of certain subsidiaries of Expetitle.